NATIONWIDE

VLI SEPARATE

ACCOUNT-6

Annual Report

To

Policyholders

December 31, 2021

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide VLI Separate Account-6:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-6 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 4, 2022

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

2

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)1

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)1

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

3

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
ACVIG	111,819	$1,139,300	$1,198,697	$6	$1,198,703	$-	$1,198,703
ACVIG2	328	2,958	3,521	-	3,521	11	3,510
ACVU1	31,977	618,943	1,003,430	11	1,003,441	-	1,003,441
ACVU2	905	14,024	27,562	26	27,588	-	27,588
ACVV	44,539	453,422	608,854	-	608,854	4	608,850
ACVV2	1,754	12,152	24,007	-	24,007	6	24,001
FC2	20,862	909,046	1,095,470	6	1,095,476	-	1,095,476
FEI2	23,126	509,323	584,386	4	584,390	-	584,390
FG2	12,265	1,101,675	1,219,338	8	1,219,346	-	1,219,346
RAF	73	1,367	1,381	-	1,381	1	1,380
RBF	2,175	228,735	215,463	-	215,463	11	215,452
RBKF	1,424	164,554	166,177	-	166,177	6	166,171
RBMF	4,334	447,875	459,139	1	459,140	-	459,140
RCPF	1,410	100,088	109,504	-	109,504	16	109,488
RELF	2,795	406,107	589,033	2	589,035	-	589,035
RENF	1,931	280,120	331,773	8	331,781	-	331,781
RESF	363	84,412	80,078	-	80,078	-	80,078
RFSF	1,035	111,555	116,649	12	116,661	-	116,661
RHCF	4,788	410,035	462,396	-	462,396	24	462,372
RINF	2,330	383,690	325,060	40	325,100	-	325,100
RJNF	182	12,232	12,301	1	12,302	-	12,302
RLCE	2,756	323,140	345,365	6	345,371	-	345,371
RLCJ	2,398	218,236	244,235	-	244,235	12	244,223
RLF	302	33,936	36,761	-	36,761	5	36,756
RMED	1,327	311,627	322,203	16	322,219	-	322,219
RMEK	6,364	581,875	557,011	26	557,037	-	557,037
RNF	2,735	396,505	537,899	-	537,899	16	537,883
ROF	38,693	2,428,467	2,819,956	22	2,819,978	-	2,819,978
RPMF	14,372	651,290	592,826	8	592,834	-	592,834
RREF	19,903	809,694	1,016,060	-	1,016,060	17	1,016,043
RRF	1,128	157,658	151,436	4	151,440	-	151,440
RSRF	7,150	113,321	126,633	12	126,645	-	126,645
RTEC	2,528	432,325	524,887	7	524,894	-	524,894
RTEL	1,134	73,982	80,967	5	80,972	-	80,972
RTF	1,718	818,264	857,471	2	857,473	-	857,473
RTRF	837	100,245	104,468	-	104,468	9	104,459
RUF	137	4,259	4,253	-	4,253	-	4,253
RUGB	22,953	902,844	879,807	43	879,850	-	879,850
RUTL	5,989	190,287	208,760	9	208,769	-	208,769
RVARS	6,843	175,464	184,816	-	184,816	2	184,814
RVCMD	5,258	415,497	457,929	-	457,929	-	457,929
RVF	19,317	3,513,773	3,708,043	-	3,708,043	91	3,707,952
RVIDD	2	85	84	-	84	-	84
RVIMC	340	13,957	11,649	1	11,650	-	11,650
RVISC	18	543	529	-	529	1	528
RVLCG	23,436	1,613,583	1,642,648	-	1,642,648	24	1,642,624
RVLCV	11,626	591,728	712,117	6	712,123	-	712,123
RVLDD	4,802	952,149	997,941	-	997,941	6	997,935
RVMCG	19,075	901,645	893,294	5	893,299	-	893,299
RVMCV	7,073	315,927	387,101	-	387,101	12	387,089
RVSCG	4,543	322,645	327,624	19	327,643	-	327,643
RVSCV	4,379	364,868	374,966	-	374,966	13	374,953
RVSDL	456	17,814	17,822	4	17,826	-	17,826

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2021

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity
GBF	45,760	510,783	497,410	8	497,418	-	497,418
GVDMA	178,739	2,475,753	2,627,456	-	2,627,456	9	2,627,447
GVDMC	23,455	258,881	278,648	10	278,658	-	278,658
GVIDA	78,978	991,865	1,169,661	3	1,169,664	-	1,169,664
GVIDC	72,951	762,760	783,498	2	783,500	-	783,500
GVIDM	92,144	1,072,708	1,210,772	11	1,210,783	-	1,210,783
HIBF	82,520	552,301	540,506	1	540,507	-	540,507
NVMM2	4,919,804	4,919,804	4,919,804	-	4,919,804	3	4,919,801
NVMMG1	36	401	418	-	418	18	400
SCF	16,603	324,894	429,852	14	429,866	-	429,866
SCF2	879	15,442	20,731	8	20,739	-	20,739
SCGF	23,584	459,501	468,606	-	468,606	1	468,605
SCGF2	1	20	21	-	21	21	-
SCVF	38,595	391,773	446,926	8	446,934	-	446,934
SCVF2	167	1,681	1,832	-	1,832	17	1,815
TRF	21,494	494,615	585,078	10	585,088	-	585,088

Total (unaudited)			$41,742,999	$395	$41,743,394	$356	$41,743,038

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	Total (unaudited)	ACVIG	ACVIG2	ACVU1	ACVU2	ACVV	ACVV2	FC2
Reinvested dividends	$132,720	9,963	28	-	-	10,238	362	343

Net investment income (loss)	132,720	9,963	28	-	-	10,238	362	343

Realized gain (loss) on investments	4,887,333	1,110	107	51,299	788	11,625	417	97,377
Change in unrealized gain (loss) on investments	(162,514)	43,099	67	81,913	2,685	101,561	3,990	4,340

Net gain (loss) on investments	4,724,819	44,209	174	133,212	3,473	113,186	4,407	101,717

Reinvested capital gains	1,916,107	125,608	495	59,497	1,669	-	-	138,913

Net increase (decrease) in contract owners’ equity resulting from operations	$6,773,646	179,780	697	192,709	5,142	123,424	4,769	240,973

Investment Activity*:	FEI2	FG2	RAF	RBF	RBKF	RBMF	RCPF	RELF
Reinvested dividends	$9,131	-	-	-	1,223	2,622	894	-

Net investment income (loss)	9,131	-	-	-	1,223	2,622	894	-

Realized gain (loss) on investments	9,645	61,312	(2,932)	12,358	58,257	43,173	9,161	103,830
Change in unrealized gain (loss) on investments	32,872	(76,526)	42	(33,531)	(15,638)	(12,846)	410	28,333

Net gain (loss) on investments	42,517	(15,214)	(2,890)	(21,173)	42,619	30,327	9,571	132,163

Reinvested capital gains	63,179	248,158	-	19,697	-	11,626	82	26,040

Net increase (decrease) in contract owners’ equity resulting from operations	$114,827	232,944	(2,890)	(1,476)	43,842	44,575	10,547	158,203

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RENF	RESF	RFSF	RHCF	RINF	RJNF	RLCE	RLCJ
Reinvested dividends	$1,837	116	514	-	-	-	741	-

Net investment income (loss)	1,837	116	514	-	-	-	741	-

Realized gain (loss) on investments	69,399	27,226	44,147	35,005	638	170	60,709	40,933
Change in unrealized gain (loss) on investments	42,402	(7,970)	2,883	16,286	(55,847)	(301)	(17,406)	(77,320)

Net gain (loss) on investments	111,801	19,256	47,030	51,291	(55,209)	(131)	43,303	(36,387)

Reinvested capital gains	-	-	3,061	26,070	44,972	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$113,638	19,372	50,605	77,361	(10,237)	(131)	44,044	(36,387)

Investment Activity*:	RLF	RMED	RMEK	RNF	ROF	RPMF	RREF	RRF
Reinvested dividends	$-	-	354	2,042	-	23,505	5,487	-

Net investment income (loss)	-	-	354	2,042	-	23,505	5,487	-

Realized gain (loss) on investments	10,043	121,953	168,874	113,419	549,761	(62,652)	10,662	37,408
Change in unrealized gain (loss) on investments	(8,134)	(58,137)	(174,600)	71,380	(134,758)	(38,671)	221,383	(35,109)

Net gain (loss) on investments	1,909	63,816	(5,726)	184,799	415,003	(101,323)	232,045	2,299

Reinvested capital gains	653	51,400	103,947	24,459	205,482	-	-	9,744

Net increase (decrease) in contract owners’ equity resulting from operations	$2,562	115,216	98,575	211,300	620,485	(77,818)	237,532	12,043

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RSRF	RTEC	RTEL	RTF	RTRF	RUF	RUGB	RUTL
Reinvested dividends	$673	-	608	-	-	-	3,040	3,169

Net investment income (loss)	673	-	608	-	-	-	3,040	3,169

Realized gain (loss) on investments	(3,079)	86,783	14,501	419,163	27,059	(998)	(42,730)	(9,342)
Change in unrealized gain (loss) on investments	25,528	(18,578)	(4,509)	(52,274)	(15,209)	49	(32,348)	32,836

Net gain (loss) on investments	22,449	68,205	9,992	366,889	11,850	(949)	(75,078)	23,494

Reinvested capital gains	-	34,935	-	-	4,589	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,122	103,140	10,600	366,889	16,439	(949)	(72,038)	26,663

Investment Activity*:	RVARS	RVCMD	RVF	RVIDD	RVIMC	RVISC	RVLCG	RVLCV
Reinvested dividends	$-	-	-	-	-	-	-	4,250

Net investment income (loss)	-	-	-	-	-	-	-	4,250

Realized gain (loss) on investments	862	4,518	1,321,875	(2,717)	(2,279)	(2,108)	338,271	(4,158)
Change in unrealized gain (loss) on investments	7,846	48,134	(302,053)	6	(1,774)	35	(85,340)	178,218

Net gain (loss) on investments	8,708	52,652	1,019,822	(2,711)	(4,053)	(2,073)	252,931	174,060

Reinvested capital gains	4,599	-	462,890	-	-	-	5,409	2,348

Net increase (decrease) in contract owners’ equity resulting from operations	$13,307	52,652	1,482,712	(2,711)	(4,053)	(2,073)	258,340	180,658

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	RVLDD	RVMCG	RVMCV	RVSCG	RVSCV	RVSDL	RVWDL	GBF
Reinvested dividends	$-	-	278	-	-	-	-	8,427

Net investment income (loss)	-	-	278	-	-	-	-	8,427

Realized gain (loss) on investments	246,899	183,336	52,094	136,414	89,171	1,694	(212)	(31)
Change in unrealized gain (loss) on investments	(26,608)	(176,030)	24,928	(79,754)	(4,265)	340	(133)	(19,342)

Net gain (loss) on investments	220,291	7,306	77,022	56,660	84,906	2,034	(345)	(19,373)

Reinvested capital gains	-	68,135	12,781	1,504	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$220,291	75,441	90,081	58,164	84,906	2,034	(345)	(10,946)

Investment Activity*:	GVDMA	GVDMC	GVIDA	GVIDC	GVIDM	HIBF	NVMM2	NVMMG1
Reinvested dividends	$3,921	2,150	1,553	1,732	2,255	27,044	1	1

Net investment income (loss)	3,921	2,150	1,553	1,732	2,255	27,044	1	1

Realized gain (loss) on investments	(2,617)	46,853	21,454	13,504	164,472	35,455	-	1
Change in unrealized gain (loss) on investments	152,306	(10,866)	125,952	(508)	32,906	(27,541)	-	(80)

Net gain (loss) on investments	149,689	35,987	147,406	12,996	197,378	7,914	-	(79)

Reinvested capital gains	37,895	8,803	20,027	4,653	13,482	-	-	58

Net increase (decrease) in contract owners’ equity resulting from operations	$191,505	46,940	168,986	19,381	213,115	34,958	1	(20)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2021

Investment Activity*:	SCF	SCF2	SCGF	SCGF2	SCVF	SCVF2	TRF
Reinvested dividends	$-	-	-	-	-	-	4,218

Net investment income (loss)	-	-	-	-	-	-	4,218

Realized gain (loss) on investments	22,252	20	44,994	-	(2,133)	(4)	2,874
Change in unrealized gain (loss) on investments	74,576	4,712	(49,988)	-	62,114	446	66,902

Net gain (loss) on investments	96,828	4,732	(4,994)	-	59,981	442	69,776

Reinvested capital gains	4,111	218	39,879	2	-	-	25,037

Net increase (decrease) in contract owners’ equity resulting from operations	$100,939	4,950	34,885	2	59,981	442	99,031

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	Total (unaudited)		ACVIG		ACVIG2		ACVU1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$132,720	212,546	9,963	3,710	28	48	-	-
Realized gain (loss) on investments	4,887,333	1,047,013	1,110	(3,287)	107	136	51,299	20,131
Change in unrealized gain (loss) on investments	(162,514)	2,363,303	43,099	16,206	67	(22)	81,913	191,406
Reinvested capital gains	1,916,107	1,698,522	125,608	8,507	495	142	59,497	51,658

Net increase (decrease) in contract owners’ equity resulting from operations	6,773,646	5,321,384	179,780	25,136	697	304	192,709	263,195

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,052,889	1,070,779	12,738	5,282	-	-	9,682	6,097
Transfers between funds	-	-	836,016	57,631	-	-	(14,307)	154,426
Surrenders (notes 2, 3, 4, 5 and 6)	(2,632,053)	(3,174,134)	(72,748)	(15,019)	(243)	(253)	(57,072)	(55,229)
Adjustments to maintain reserves	314	(158)	8	5	(24)	21	22	(4)

Net equity transactions	(1,578,850)	(2,103,513)	776,014	47,899	(267)	(232)	(61,675)	105,290

Net change in contract owners’ equity	5,194,796	3,217,871	955,794	73,035	430	72	131,034	368,485
Contract owners’ equity at beginning of period	36,548,242	33,330,371	242,909	169,874	3,080	3,008	872,407	503,922

Contract owners’ equity at end of period	$41,743,038	36,548,242	1,198,703	242,909	3,510	3,080	1,003,441	872,407

CHANGE IN UNITS:
Beginning units	1,448,995	1,600,215	14,751	11,534	79	86	30,927	26,770
Units purchased	566,687	422,385	48,099	4,409	-	-	506	6,535
Units surrendered	(429,256)	(573,605)	(3,980)	(1,192)	(6)	(7)	(2,550)	(2,378)

Ending units	1,586,426	1,448,995	58,870	14,751	73	79	28,883	30,927

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ACVU2		ACVV		ACVV2		FC2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	10,238	10,289	362	379	343	854
Realized gain (loss) on investments	788	397	11,625	16,367	417	219	97,377	177,225
Change in unrealized gain (loss) on investments	2,685	5,789	101,561	(41,617)	3,990	(962)	4,340	70,549
Reinvested capital gains	1,669	1,687	-	11,930	-	451	138,913	5,754

Net increase (decrease) in contract owners’ equity resulting from operations	5,142	7,873	123,424	(3,031)	4,769	87	240,973	254,382

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	13,678	12,715	-	-	27,667	25,987
Transfers between funds	-	-	3,699	(75,933)	-	-	(285,080)	(210,172)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,191)	(687)	(36,909)	(46,843)	(803)	(535)	(39,924)	(121,150)
Adjustments to maintain reserves	43	(17)	(3)	-	(14)	(8)	21	(33)

Net equity transactions	(1,148)	(704)	(19,535)	(110,061)	(817)	(543)	(297,316)	(305,368)

Net change in contract owners’ equity	3,994	7,169	103,889	(113,092)	3,952	(456)	(56,343)	(50,986)
Contract owners’ equity at beginning of period	23,594	16,425	504,961	618,053	20,049	20,505	1,151,819	1,202,805

Contract owners’ equity at end of period	$27,588	23,594	608,850	504,961	24,001	20,049	1,095,476	1,151,819

CHANGE IN UNITS:
Beginning units	365	380	34,960	43,208	544	561	19,023	25,871
Units purchased	-	-	1,160	1,169	-	-	1,267	708
Units surrendered	(18)	(15)	(2,265)	(9,417)	(20)	(17)	(6,101)	(7,556)

Ending units	347	365	33,855	34,960	524	544	14,189	19,023

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	FEI2		FG2		RAF		RBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$9,131	6,750	-	164	-	39	-	-
Realized gain (loss) on investments	9,645	(2,440)	61,312	10,438	(2,932)	(8,076)	12,358	22,364
Change in unrealized gain (loss) on investments	32,872	7,577	(76,526)	130,688	42	16	(33,531)	(1,227)
Reinvested capital gains	63,179	17,906	248,158	39,823	-	-	19,697	13,278

Net increase (decrease) in contract owners’ equity resulting from operations	114,827	29,793	232,944	181,113	(2,890)	(8,021)	(1,476)	34,415

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	31,933	30,341	18,921	13,114	1,122	175	19,184	10,856
Transfers between funds	80,839	25,126	444,636	128,420	879	8,921	(84,451)	27,196
Surrenders (notes 2, 3, 4, 5 and 6)	(116,611)	(29,342)	(146,346)	(13,317)	(822)	(434)	(10,889)	(19,644)
Adjustments to maintain reserves	14	(19)	28	(42)	-	(2)	(17)	(13)

Net equity transactions	(3,825)	26,106	317,239	128,175	1,179	8,660	(76,173)	18,395

Net change in contract owners’ equity	111,002	55,899	550,183	309,288	(1,711)	639	(77,649)	52,810
Contract owners’ equity at beginning of period	473,388	417,489	669,163	359,875	3,091	2,452	293,101	240,291

Contract owners’ equity at end of period	$584,390	473,388	1,219,346	669,163	1,380	3,091	215,452	293,101

CHANGE IN UNITS:
Beginning units	13,577	12,745	10,623	8,201	5,711	2,809	4,578	4,553
Units purchased	2,959	1,865	7,399	3,089	2,337	3,594	290	402
Units surrendered	(3,085)	(1,033)	(2,272)	(667)	(4,627)	(692)	(1,550)	(377)

Ending units	13,451	13,577	15,750	10,623	3,421	5,711	3,318	4,578

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RBKF		RBMF		RCPF		RELF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,223	907	2,622	1,279	894	849	-	-
Realized gain (loss) on investments	58,257	(22,018)	43,173	(1,265)	9,161	(4,585)	103,830	7,063
Change in unrealized gain (loss) on investments	(15,638)	9,723	(12,846)	19,644	410	2,765	28,333	117,161
Reinvested capital gains	-	-	11,626	819	82	1,328	26,040	4,611

Net increase (decrease) in contract owners’ equity resulting from operations	43,842	(11,388)	44,575	20,477	10,547	357	158,203	128,835

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,260	1,152	8,653	9,677	6,053	5,881	4,512	3,946
Transfers between funds	(13,093)	(8,479)	292,914	(19,138)	(21,909)	(73,437)	22,445	(44,396)
Surrenders (notes 2, 3, 4, 5 and 6)	(3,211)	(10,482)	(13,361)	(3,040)	16,763	15,334	(12,272)	(19,691)
Adjustments to maintain reserves	-	-	17	(8)	(15)	9	3	11

Net equity transactions	(14,044)	(17,809)	288,223	(12,509)	892	(52,213)	14,688	(60,130)

Net change in contract owners’ equity	29,798	(29,197)	332,798	7,968	11,439	(51,856)	172,891	68,705
Contract owners’ equity at beginning of period	136,373	165,570	126,342	118,374	98,049	149,905	416,144	347,439

Contract owners’ equity at end of period	$166,171	136,373	459,140	126,342	109,488	98,049	589,035	416,144

CHANGE IN UNITS:
Beginning units	12,465	13,853	3,369	3,780	2,215	3,643	10,032	13,063
Units purchased	235	134	6,948	501	647	829	512	180
Units surrendered	(1,322)	(1,522)	(358)	(912)	(626)	(2,257)	(273)	(3,211)

Ending units	11,378	12,465	9,959	3,369	2,236	2,215	10,271	10,032

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RENF		RESF		RFSF		RHCF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$1,837	3,605	116	389	514	1,308	-	-
Realized gain (loss) on investments	69,399	17,270	27,226	(2,474)	44,147	26,047	35,005	7,895
Change in unrealized gain (loss) on investments	42,402	21,441	(7,970)	(5,610)	2,883	1,448	16,286	25,284
Reinvested capital gains	-	-	-	-	3,061	4,926	26,070	11,772

Net increase (decrease) in contract owners’ equity resulting from operations	113,638	42,316	19,372	(7,695)	50,605	33,729	77,361	44,951

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	13,247	15,195	8,166	8,601	6,432	9,685	21,623	16,588
Transfers between funds	19,603	32,362	(10,222)	2,266	(8,531)	(90,254)	(224,436)	149,524
Surrenders (notes 2, 3, 4, 5 and 6)	(16,813)	(24,425)	(7,124)	(4,260)	(13,388)	(62,075)	(27,498)	(53,002)
Adjustments to maintain reserves	9	(9)	1	(2)	6	16	(14)	(21)

Net equity transactions	16,046	23,123	(9,179)	6,605	(15,481)	(142,628)	(230,325)	113,089

Net change in contract owners’ equity	129,684	65,439	10,193	(1,090)	35,124	(108,899)	(152,964)	158,040
Contract owners’ equity at beginning of period	202,097	136,658	69,885	70,975	81,537	190,436	615,336	457,296

Contract owners’ equity at end of period	$331,781	202,097	80,078	69,885	116,661	81,537	462,372	615,336

CHANGE IN UNITS:
Beginning units	16,854	7,502	13,805	8,786	4,188	9,771	11,863	10,463
Units purchased	2,642	11,709	1,446	6,288	315	441	430	2,609
Units surrendered	(1,106)	(2,357)	(1,789)	(1,269)	(73)	(6,024)	(4,792)	(1,209)

Ending units	18,390	16,854	13,462	13,805	4,430	4,188	7,501	11,863

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RINF		RJNF		RLCE		RLCJ
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	28	741	4,465	-	2,026
Realized gain (loss) on investments	638	137,990	170	(15,184)	60,709	(1,176)	40,933	5,980
Change in unrealized gain (loss) on investments	(55,847)	(12,668)	(301)	(5,060)	(17,406)	(698)	(77,320)	70,943
Reinvested capital gains	44,972	4,088	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,237)	129,410	(131)	(20,216)	44,044	2,591	(36,387)	78,949

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,912	3,430	1,326	563	19,930	16,566	7,520	7,210
Transfers between funds	(130,367)	130,506	14	(200,573)	2,504	(62,279)	(7,812)	(7,642)
Surrenders (notes 2, 3, 4, 5 and 6)	(9,791)	(11,111)	1,217	(2,180)	(13,539)	(4,911)	(7,437)	1,882
Adjustments to maintain reserves	52	(33)	2	(1)	7	(2)	(31)	19

Net equity transactions	(136,194)	122,792	2,559	(202,191)	8,902	(50,626)	(7,760)	1,469

Net change in contract owners’ equity	(146,431)	252,202	2,428	(222,407)	52,946	(48,035)	(44,147)	80,418
Contract owners’ equity at beginning of period	471,531	219,329	9,874	232,281	292,425	340,460	288,370	207,952

Contract owners’ equity at end of period	$325,100	471,531	12,302	9,874	345,371	292,425	244,223	288,370

CHANGE IN UNITS:
Beginning units	5,620	4,188	4,805	89,194	17,584	20,521	7,204	7,297
Units purchased	54	1,626	2,854	1,640	868	1,838	272	675
Units surrendered	(1,610)	(194)	(1,730)	(86,029)	(958)	(4,775)	(374)	(768)

Ending units	4,064	5,620	5,929	4,805	17,494	17,584	7,102	7,204

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RLF		RMED		RMEK		RNF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	2,540	354	-	2,042	3,520
Realized gain (loss) on investments	10,043	752	121,953	(29,228)	168,874	(59,319)	113,419	39,430
Change in unrealized gain (loss) on investments	(8,134)	7,281	(58,137)	54,555	(174,600)	149,662	71,380	(4,000)
Reinvested capital gains	653	1,424	51,400	9,469	103,947	16,674	24,459	41,289

Net increase (decrease) in contract owners’ equity resulting from operations	2,562	9,457	115,216	37,336	98,575	107,017	211,300	80,239

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,308	1,128	10,192	6,620	13,422	11,581	8,445	5,390
Transfers between funds	(16,626)	936	(28,396)	26,286	(187,175)	52,349	(15,931)	(4,655)
Surrenders (notes 2, 3, 4, 5 and 6)	(7,887)	(1,479)	(135,692)	(13,426)	(20,247)	(80,990)	(183,443)	(27,499)
Adjustments to maintain reserves	(6)	6	(7)	17	41	(21)	(12)	(12)

Net equity transactions	(23,211)	591	(153,903)	19,497	(193,959)	(17,081)	(190,941)	(26,776)

Net change in contract owners’ equity	(20,649)	10,048	(38,687)	56,833	(95,384)	89,936	20,359	53,463
Contract owners’ equity at beginning of period	57,405	47,357	360,906	304,073	652,421	562,485	517,524	464,061

Contract owners’ equity at end of period	$36,756	57,405	322,219	360,906	557,037	652,421	537,883	517,524

CHANGE IN UNITS:
Beginning units	1,179	1,177	5,949	5,548	13,224	13,686	8,505	9,154
Units purchased	29	41	177	803	245	2,327	165	181
Units surrendered	(460)	(39)	(2,199)	(402)	(3,981)	(2,789)	(2,453)	(830)

Ending units	748	1,179	3,927	5,949	9,488	13,224	6,217	8,505

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	ROF		RPMF		RREF		RRF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	5,842	23,505	34,610	5,487	11,661	-	-
Realized gain (loss) on investments	549,761	81,559	(62,652)	16,866	10,662	(21,017)	37,408	30,432
Change in unrealized gain (loss) on investments	(134,758)	410,296	(38,671)	(111,335)	221,383	(23,534)	(35,109)	21,416
Reinvested capital gains	205,482	233,121	-	-	-	10,806	9,744	-

Net increase (decrease) in contract owners’ equity resulting from operations	620,485	730,818	(77,818)	(59,859)	237,532	(22,084)	12,043	51,848

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	41,557	35,212	32,331	22,492	16,939	17,288	4,829	4,549
Transfers between funds	(80,855)	798,725	303,808	(339,604)	300,893	71,822	(4,716)	12,285
Surrenders (notes 2, 3, 4, 5 and 6)	(214,534)	(119,374)	(42,053)	(78,242)	(34,910)	(51,582)	(6,618)	(36,985)
Adjustments to maintain reserves	49	(3)	3	4	(5)	(20)	26	(16)

Net equity transactions	(253,783)	714,560	294,089	(395,350)	282,917	37,508	(6,479)	(20,167)

Net change in contract owners’ equity	366,702	1,445,378	216,271	(455,209)	520,449	15,424	5,564	31,681
Contract owners’ equity at beginning of period	2,453,276	1,007,898	376,563	831,772	495,594	480,170	145,876	114,195

Contract owners’ equity at end of period	$2,819,978	2,453,276	592,834	376,563	1,016,043	495,594	151,440	145,876

CHANGE IN UNITS:
Beginning units	28,829	17,169	23,385	69,370	17,627	16,085	3,056	3,437
Units purchased	565	13,375	19,966	1,654	10,395	3,793	123	487
Units surrendered	(2,998)	(1,715)	(2,808)	(47,639)	(1,068)	(2,251)	(340)	(868)

Ending units	26,396	28,829	40,543	23,385	26,954	17,627	2,839	3,056

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RSRF		RTEC		RTEL		RTF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$673	746	-	-	608	929	-	2,673
Realized gain (loss) on investments	(3,079)	(3,598)	86,783	82,136	14,501	6,074	419,163	8,465
Change in unrealized gain (loss) on investments	25,528	7,356	(18,578)	66,438	(4,509)	9,617	(52,274)	7,571
Reinvested capital gains	-	-	34,935	25,074	-	-	-	64,173

Net increase (decrease) in contract owners’ equity resulting from operations	23,122	4,504	103,140	173,648	10,600	16,620	366,889	82,882

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	11,735	11,764	6,291	11,768	918	272	6,449	7,071
Transfers between funds	2,148	40	(285,769)	(28,975)	(49,638)	(188,148)	(41,416)	6,912
Surrenders (notes 2, 3, 4, 5 and 6)	(7,868)	(9,459)	(25,888)	(16,209)	(2,571)	(3,582)	(19,848)	(39,354)
Adjustments to maintain reserves	22	(7)	26	(34)	7	7	(18)	17

Net equity transactions	6,037	2,338	(305,340)	(33,450)	(51,284)	(191,451)	(54,833)	(25,354)

Net change in contract owners’ equity	29,159	6,842	(202,200)	140,198	(40,684)	(174,831)	312,056	57,528
Contract owners’ equity at beginning of period	97,486	90,644	727,094	586,896	121,656	296,487	545,417	487,889

Contract owners’ equity at end of period	$126,645	97,486	524,894	727,094	80,972	121,656	857,473	545,417

CHANGE IN UNITS:
Beginning units	4,800	4,683	12,731	15,337	6,232	16,630	7,229	7,637
Units purchased	1,106	927	125	877	44	35	69	286
Units surrendered	(869)	(810)	(5,229)	(3,483)	(2,470)	(10,433)	(118)	(694)

Ending units	5,037	4,800	7,627	12,731	3,806	6,232	7,180	7,229

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RTRF		RUF		RUGB		RUTL
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	86	-	23	3,040	1,260	3,169	4,448
Realized gain (loss) on investments	27,059	(946)	(998)	(9,331)	(42,730)	62,085	(9,342)	(35,086)
Change in unrealized gain (loss) on investments	(15,209)	16,467	49	(51)	(32,348)	18,813	32,836	(24,327)
Reinvested capital gains	4,589	1,654	-	-	-	-	-	3,926

Net increase (decrease) in contract owners’ equity resulting from operations	16,439	17,261	(949)	(9,359)	(72,038)	82,158	26,663	(51,039)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,850	3,246	205	205	12,032	20,524	9,220	13,158
Transfers between funds	(3,322)	9,234	3,755	12,526	17,748	21,851	10,003	(104,256)
Surrenders (notes 2, 3, 4, 5 and 6)	(5,489)	(6,118)	(1,316)	(2,062)	(11,625)	(128,571)	(11,912)	(35,986)
Adjustments to maintain reserves	14	(28)	(1)	-	46	83	12	(5)

Net equity transactions	(4,947)	6,334	2,643	10,669	18,201	(86,113)	7,323	(127,089)

Net change in contract owners’ equity	11,492	23,595	1,694	1,310	(53,837)	(3,955)	33,986	(178,128)
Contract owners’ equity at beginning of period	92,967	69,372	2,559	1,249	933,687	937,642	174,783	352,911

Contract owners’ equity at end of period	$104,459	92,967	4,253	2,559	879,850	933,687	208,769	174,783

CHANGE IN UNITS:
Beginning units	1,905	1,999	2,027	742	29,609	36,262	4,605	8,821
Units purchased	71	96	3,710	2,557	969	610	495	366
Units surrendered	(224)	(190)	(1,278)	(1,272)	(416)	(7,263)	(297)	(4,582)

Ending units	1,752	1,905	4,459	2,027	30,162	29,609	4,803	4,605

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVARS		RVCMD		RVF		RVIDD
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	9,345	-	134	-	5,862	-	1
Realized gain (loss) on investments	862	1,762	4,518	(1,105)	1,321,875	959,216	(2,717)	(15,797)
Change in unrealized gain (loss) on investments	7,846	3,810	48,134	(4,431)	(302,053)	283,658	6	2,456
Reinvested capital gains	4,599	-	-	-	462,890	422,175	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,307	14,917	52,652	(5,402)	1,482,712	1,670,911	(2,711)	(13,340)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	15,034	14,448	4,489	2,859	20,272	13,566	-	63
Transfers between funds	9,746	(9,957)	393,679	60	(71,867)	(995,602)	3,212	4,560
Surrenders (notes 2, 3, 4, 5 and 6)	(6,261)	(10,572)	(13,005)	(1,762)	(782,928)	(131,280)	(556)	(1,026)
Adjustments to maintain reserves	(2)	(3)	(1)	1	(2)	(50)	1	-

Net equity transactions	18,517	(6,084)	385,162	1,158	(834,525)	(1,113,366)	2,657	3,597

Net change in contract owners’ equity	31,824	8,833	437,814	(4,244)	648,187	557,545	(54)	(9,743)
Contract owners’ equity at beginning of period	152,990	144,157	20,115	24,359	3,059,765	2,502,220	138	9,881

Contract owners’ equity at end of period	$184,814	152,990	457,929	20,115	3,707,952	3,059,765	84	138

CHANGE IN UNITS:
Beginning units	13,555	13,716	9,628	9,010	10,444	15,960	1,008	39,102
Units purchased	2,110	1,316	152,334	1,616	75	97	5,339	345
Units surrendered	(518)	(1,477)	(4,890)	(998)	(2,271)	(5,613)	(5,404)	(38,439)

Ending units	15,147	13,555	157,072	9,628	8,248	10,444	943	1,008

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVIMC		RVISC		RVLCG		RVLCV
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	110	-	10	-	-	4,250	13,070
Realized gain (loss) on investments	(2,279)	(5,673)	(2,108)	(11,159)	338,271	(4,406)	(4,158)	(67,881)
Change in unrealized gain (loss) on investments	(1,774)	(270)	35	(20)	(85,340)	40,477	178,218	(102,292)
Reinvested capital gains	-	-	-	-	5,409	221,527	2,348	50,228

Net increase (decrease) in contract owners’ equity resulting from operations	(4,053)	(5,833)	(2,073)	(11,169)	258,340	257,598	180,658	(106,875)

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	183	225	16,707	14,888	6,653	7,898
Transfers between funds	6,757	2,949	1,432	10,786	(31,343)	87,507	(235,383)	(134,478)
Surrenders (notes 2, 3, 4, 5 and 6)	(181)	(442)	(26)	(210)	(79,297)	(49,302)	(40,252)	(31,697)
Adjustments to maintain reserves	1	-	-	(1)	(4)	(17)	8	(2)

Net equity transactions	6,577	2,507	1,589	10,800	(93,937)	53,076	(268,974)	(158,279)

Net change in contract owners’ equity	2,524	(3,326)	(484)	(369)	164,403	310,674	(88,316)	(265,154)
Contract owners’ equity at beginning of period	9,126	12,452	1,012	1,381	1,478,221	1,167,547	800,439	1,065,593

Contract owners’ equity at end of period	$11,650	9,126	528	1,012	1,642,624	1,478,221	712,123	800,439

CHANGE IN UNITS:
Beginning units	8,282	8,487	1,080	1,019	32,553	32,737	29,214	34,784
Units purchased	5,686	98	282	254	669	2,584	409	1,213
Units surrendered	(197)	(303)	(671)	(193)	(4,870)	(2,768)	(9,980)	(6,783)

Ending units	13,771	8,282	691	1,080	28,352	32,553	19,643	29,214

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVLDD		RVMCG		RVMCV		RVSCG
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	2,877	-	-	278	922	-	-
Realized gain (loss) on investments	246,899	(41,071)	183,336	(16,408)	52,094	(31,757)	136,414	(21,569)
Change in unrealized gain (loss) on investments	(26,608)	39,345	(176,030)	170,648	24,928	28,864	(79,754)	63,201
Reinvested capital gains	-	41,809	68,135	28,423	12,781	8,469	1,504	14,168

Net increase (decrease) in contract owners’ equity resulting from operations	220,291	42,960	75,441	182,663	90,081	6,498	58,164	55,800

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,117	9,891	40,348	37,803	8,200	8,333	5,936	12,928
Transfers between funds	310,263	(17,947)	10,211	20,495	(3,774)	(116,531)	(24,147)	(54,523)
Surrenders (notes 2, 3, 4, 5 and 6)	(24,854)	(63,847)	(46,895)	(101,722)	(11,686)	(10,656)	(78,500)	(46,335)
Adjustments to maintain reserves	(12)	29	15	(7)	(16)	2	26	(6)

Net equity transactions	292,514	(71,874)	3,679	(43,431)	(7,276)	(118,852)	(96,685)	(87,936)

Net change in contract owners’ equity	512,805	(28,914)	79,120	139,232	82,805	(112,354)	(38,521)	(32,136)
Contract owners’ equity at beginning of period	485,130	514,044	814,179	674,947	304,284	416,638	366,164	398,300

Contract owners’ equity at end of period	$997,935	485,130	893,299	814,179	387,089	304,284	327,643	366,164

CHANGE IN UNITS:
Beginning units	8,120	8,753	18,800	20,333	9,654	14,199	9,523	11,991
Units purchased	4,116	634	904	2,067	461	540	273	557
Units surrendered	(356)	(1,267)	(1,322)	(3,600)	(758)	(5,085)	(2,645)	(3,025)

Ending units	11,880	8,120	18,382	18,800	9,357	9,654	7,151	9,523

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	RVSCV		RVSDL		RVWDL		GBF
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	-	-	124	-	11	8,427	10,985
Realized gain (loss) on investments	89,171	(31,497)	1,694	(2,819)	(212)	(22)	(31)	53,439
Change in unrealized gain (loss) on investments	(4,265)	(89)	340	76	(133)	267	(19,342)	20,390
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	84,906	(31,586)	2,034	(2,619)	(345)	256	(10,946)	84,814

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	7,723	8,058	3,296	1,530	105	420	27,687	51,642
Transfers between funds	63,293	(67,522)	(327)	461	752	-	(2,979)	157,840
Surrenders (notes 2, 3, 4, 5 and 6)	(15,279)	(35,873)	(448)	(600)	(3,384)	(260)	(40,386)	(438,697)
Adjustments to maintain reserves	(24)	14	5	(6)	(2)	4	7	1

Net equity transactions	55,713	(95,323)	2,526	1,385	(2,529)	164	(15,671)	(229,214)

Net change in contract owners’ equity	140,619	(126,909)	4,560	(1,234)	(2,874)	420	(26,617)	(144,400)
Contract owners’ equity at beginning of period	234,334	361,243	13,266	14,500	2,874	2,454	524,035	668,435

Contract owners’ equity at end of period	$374,953	234,334	17,826	13,266	-	2,874	497,418	524,035

CHANGE IN UNITS:
Beginning units	10,895	15,793	1,656	1,556	427	400	28,966	39,195
Units purchased	1,818	528	393	166	103	70	2,316	14,977
Units surrendered	(557)	(5,426)	(46)	(66)	(530)	(43)	(3,203)	(25,206)

Ending units	12,156	10,895	2,003	1,656	-	427	28,079	28,966

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVDMA		GVDMC		GVIDA		GVIDC
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$3,921	2,344	2,150	334	1,553	2,051	1,732	327
Realized gain (loss) on investments	(2,617)	(17,819)	46,853	(60,440)	21,454	(1,095)	13,504	5,455
Change in unrealized gain (loss) on investments	152,306	75,564	(10,866)	87,807	125,952	59,695	(508)	17,086
Reinvested capital gains	37,895	66,718	8,803	7,094	20,027	60,441	4,653	3,117

Net increase (decrease) in contract owners’ equity resulting from operations	191,505	126,807	46,940	34,795	168,986	121,092	19,381	25,985

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	54,657	53,780	16,763	6,422	48,574	52,725	41,092	27,995
Transfers between funds	1,289,950	(65,009)	(757,493)	(501,052)	(81,758)	-	(31,417)	(337,211)
Surrenders (notes 2, 3, 4, 5 and 6)	(45,773)	(42,237)	(19,034)	(12,496)	(91,926)	13,950	(35,834)	(186,001)
Adjustments to maintain reserves	(10)	(8)	10	8	(4)	(5)	11	2

Net equity transactions	1,298,824	(53,474)	(759,754)	(507,118)	(125,114)	66,670	(26,148)	(495,215)

Net change in contract owners’ equity	1,490,329	73,333	(712,814)	(472,323)	43,872	187,762	(6,767)	(469,230)
Contract owners’ equity at beginning of period	1,137,118	1,063,785	991,472	1,463,795	1,125,792	938,030	790,267	1,259,497

Contract owners’ equity at end of period	$2,627,447	1,137,118	278,658	991,472	1,169,664	1,125,792	783,500	790,267

CHANGE IN UNITS:
Beginning units	36,033	37,865	42,056	67,401	33,469	31,461	40,395	68,703
Units purchased	38,879	2,345	937	376	1,805	4,527	2,985	4,798
Units surrendered	(1,638)	(4,177)	(31,916)	(25,721)	(5,168)	(2,519)	(4,403)	(33,106)

Ending units	73,274	36,033	11,077	42,056	30,106	33,469	38,977	40,395

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	GVIDM		HIBF		NVMM2		NVMMG1
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$2,255	2,766	27,044	44,930	1	6,559	1	-
Realized gain (loss) on investments	164,472	(130,250)	35,455	(9,384)	-	-	1	-
Change in unrealized gain (loss) on investments	32,906	180,237	(27,541)	41,532	-	-	(80)	123
Reinvested capital gains	13,482	114,169	-	-	-	-	58	45

Net increase (decrease) in contract owners’ equity resulting from operations	213,115	166,922	34,958	77,078	1	6,559	(20)	168

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	40,673	42,626	20,861	27,263	229,738	278,659	-	-
Transfers between funds	(1,323,503)	809,902	(345,653)	(791,358)	(621,285)	2,191,296	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(169,496)	(121,612)	(34,923)	(38,309)	320,256	(626,053)	(4)	(4)
Adjustments to maintain reserves	13	(10)	(3)	7	-	(2)	4	(5)

Net equity transactions	(1,452,313)	730,906	(359,718)	(802,397)	(71,291)	1,843,900	-	(9)

Net change in contract owners’ equity	(1,239,198)	897,828	(324,760)	(725,319)	(71,290)	1,850,459	(20)	159
Contract owners’ equity at beginning of period	2,449,981	1,552,153	865,267	1,590,586	4,991,091	3,140,632	420	261

Contract owners’ equity at end of period	$1,210,783	2,449,981	540,507	865,267	4,919,801	4,991,091	400	420

CHANGE IN UNITS:
Beginning units	89,320	62,441	62,197	121,212	484,127	305,193	6	6
Units purchased	1,832	32,047	1,666	2,733	190,236	264,224	-	-
Units surrendered	(51,137)	(5,168)	(26,848)	(61,748)	(197,151)	(85,290)	-	-

Ending units	40,015	89,320	37,015	62,197	477,212	484,127	6	6

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCF		SCF2		SCGF		SCGF2
	2021	2020	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	33	-	3	-	-	-	-
Realized gain (loss) on investments	22,252	(11,033)	20	(232)	44,994	(38,076)	-	-
Change in unrealized gain (loss) on investments	74,576	47,637	4,712	2,629	(49,988)	80,884	-	3
Reinvested capital gains	4,111	7,020	218	608	39,879	38,826	2	2

Net increase (decrease) in contract owners’ equity resulting from operations	100,939	43,657	4,950	3,008	34,885	81,634	2	5

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,158	6,889	-	-	8,161	11,273	-	-
Transfers between funds	126,382	12,299	-	-	85,652	38,230	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(23,828)	7,973	(958)	(502)	(22,466)	(11,953)	-	-
Adjustments to maintain reserves	3	4	(8)	6	6	1	(2)	(5)

Net equity transactions	107,715	27,165	(966)	(496)	71,353	37,551	(2)	(5)

Net change in contract owners’ equity	208,654	70,822	3,984	2,512	106,238	119,185	-	-
Contract owners’ equity at beginning of period	221,212	150,390	16,755	14,243	362,367	243,182	-	-

Contract owners’ equity at end of period	$429,866	221,212	20,739	16,755	468,605	362,367	-	-

CHANGE IN UNITS:
Beginning units	11,386	9,497	349	363	13,555	12,816	-	-
Units purchased	6,753	3,788	-	-	3,140	1,546	-	-
Units surrendered	(1,228)	(1,899)	(18)	(14)	(804)	(807)	-	-

Ending units	16,911	11,386	331	349	15,891	13,555	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2021 AND DECEMBER 31, 2020

	SCVF		SCVF2		TRF
	2021	2020	2021	2020	2021	2020
Investment activity*:
Net investment income (loss)	$-	67	-	-	4,218	4,254
Realized gain (loss) on investments	(2,133)	(10,186)	(4)	(16)	2,874	(1,455)
Change in unrealized gain (loss) on investments	62,114	13,870	446	72	66,902	(18,927)
Reinvested capital gains	-	452	-	6	25,037	26,935

Net increase (decrease) in contract owners’ equity resulting from operations	59,981	4,203	442	62	99,031	10,807

Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,598	1,358	-	-	3,582	1,908
Transfers between funds	297,437	(683)	-	-	104,311	(515,915)
Surrenders (notes 2, 3, 4, 5 and 6)	(18,324)	(3,411)	(15)	(17)	(23,877)	(97,849)
Adjustments to maintain reserves	8	4	(28)	22	2	9

Net equity transactions	280,719	(2,732)	(43)	5	84,018	(611,847)

Net change in contract owners’ equity	340,700	1,471	399	67	183,049	(601,040)
Contract owners’ equity at beginning of period	106,234	104,763	1,416	1,349	402,039	1,003,079

Contract owners’ equity at end of period	$446,934	106,234	1,815	1,416	585,088	402,039

CHANGE IN UNITS:
Beginning units	7,304	7,574	39	39	18,920	52,093
Units purchased	16,986	116	-	-	4,686	167
Units surrendered	(1,018)	(386)	(1)	-	(1,015)	(33,340)

Ending units	23,272	7,304	38	39	22,591	18,920

*

For all subaccounts not included herein but listed as an investment option in note 1(b), there was no activity during the two-year period. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2021, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-6 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001, and commenced operations on November 30, 2003. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in any of the following:

AMERICAN CENTURY INVESTORS, INC.

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)

American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)

FIDELITY INVESTMENTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)

GUGGENHEIM INVESTMENTS

Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Rydex Variable Trust - Biotechnology Fund (RBF)

Rydex Variable Trust - Banking Fund (RBKF)

Rydex Variable Trust - Basic Materials Fund (RBMF)

Rydex Variable Trust - Consumer Products Fund (RCPF)

Rydex Variable Trust - Electronics Fund (RELF)

Rydex Variable Trust - Energy Fund (RENF)

Rydex Variable Trust - Energy Services Fund (RESF)

Rydex Variable Trust - Financial Services Fund (RFSF)

Rydex Variable Trust - Health Care Fund (RHCF)

Rydex Variable Trust - Internet Fund (RINF)

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)

Rydex Variable Trust - Leisure Fund (RLF)

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Rydex Variable Trust - Nova Fund (RNF)

Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)

Rydex Variable Trust - Precious Metals Fund (RPMF)

Rydex Variable Trust - Real Estate Fund (RREF)

Rydex Variable Trust - Retailing Fund (RRF)

Guggenheim Variable Fund - Long Short Equity Fund (RSRF)

Rydex Variable Trust - Technology Fund (RTEC)

Rydex Variable Trust - Telecommunications Fund (RTEL)

Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)

Rydex Variable Trust - Transportation Fund (RTRF)

Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Rydex Variable Trust - Utilities Fund (RUTL)

Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)

Rydex Variable Trust - Commodities Strategy Fund (RVCMD)

Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)*

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II (TRF2)*

*	At December 31, 2021, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2021.

There were no underlying mutual fund mergers for each of the years in the two-year period ending December 31, 2021.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

For the one-year period ended December 31, 2021, the following subaccount name changes occurred:

Subaccount Abbreviation	Current Legal Name	Prior Legal Name	Effective Date
HIBF	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I	5/1/2021
NVMMG1	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	12/6/2021

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2021 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

Policy Charges
Mortality and Expense Risk Charge/Percent of Subaccount Value Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% of the daily value of the assets invested in each fund
Sales Charge/Percent of Premium Charge - assessed through a deduction from premium payments	2.50% of each premium payment
Premium Tax Charge - assessed through a deduction from premium payments	3.50% of each premium payment
Short-Term Trading Fee - assessed through a surrender of units	1% of the dollar amount transferred out of a subaccount within 60 days of being applied to that subaccount
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.04 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$10 per policy, per month
Surrender Charge - assessed through a surrender of units	$51.18 per $1,000 of a policy’s specified amount
Policy Loan Interest Charge - assessed through a surrender of units	3.90% of an outstanding policy loan
Illustration/Partial Surrender Fees - assessed through a surrender of units	$25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk
Spouse Life Insurance Rider Charge	$0.10 - $10.23 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Waiver of Monthly Deductions Rider Charge	$85 - $850 per $1,000 of the rider’s benefit amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Additional Protection Rider Charge	$0.01 - $83.33 per $1,000 of the rider’s death benefit
Policy Guard Rider Charge	$1.50 - $42.50 per $1,000 of the policy’s cash value at the time the rider is invoked

For the years ended December 31, 2021 and 2020, total front-end sales charge deductions were $44,575 and $43,857, respectively and were recognized as part of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

This charge is $0.50 per $1,000 on the first $25,000 of cash value. During the first through fifteenth years from the policy date, the charge is $0.25 per $1,000 of cash value on amounts between $25,001 and $250,000 of cash value. Otherwise, the charge is $0.17 per $1,000 of cash value thereafter. This charge is assessed monthly against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less the applicable value of any surrender charges. Interest is charged on the outstanding loans and is due and payable in advance on the policy anniversary. In certain circumstances a contract owner may elect to use a Preferred Policy Loan. In this case, the loan value cannot exceed 5% of the policy’s cash surrender value as of the beginning of the year from the policy date. The contract is charged 3.9% interest on the outstanding loan.

At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements. For the years ended December 31, 2021 and 2020, total transfers to the Separate Account from the fixed account were $2,065,286 and $1,017,409, respectively, and total transfers from the Separate Account to the fixed account were $1,010,629 and $681,757, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets, quotes prices for identical or similar assets or liabilities in markets that are not active or inputs (other than quotes prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate, Secures Overnight Financing Rate, prime rates, cash flows, maturity dates, callability, estimated prepayments and/or underlying collateral values.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$41,742,999	$-	$-	$41,742,999

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2021 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
ACVIG	$1,016,622	$105,044
ACVIG2	523	243
ACVU1	102,089	104,289
ACVU2	1,669	1,191
ACVV	27,372	36,668
ACVV2	362	803
FC2	226,700	384,781
FEI2	176,142	107,672
FG2	723,145	157,776
RAF	347,321	346,141
RBF	197,283	253,742
RBKF	278,444	291,266
RBMF	536,023	233,569
RCPF	63,515	61,632
RELF	244,436	203,712
RENF	255,266	237,392
RESF	272,520	281,584
RFSF	810,429	822,340
RHCF	172,807	377,046
RINF	706,771	798,044
RJNF	5,408	2,851
RLCE	264,518	254,881
RLCJ	109,130	116,860
RLF	13,476	36,027
RMED	322,222	424,717
RMEK	437,220	526,919
RNF	230,467	394,895
ROF	1,799,772	1,848,122
RPMF	979,677	662,086
RREF	588,823	300,415
RRF	146,026	142,787
RSRF	27,197	20,508
RTEC	162,400	432,830
RTEL	37,477	88,159
RTF	8,746,552	8,801,367
RTRF	177,658	178,030
RUF	157,643	154,999
RUGB	490,640	469,443

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

RUTL	97,730	87,250
RVARS	38,105	14,987
RVCMD	428,929	43,766
RVF	8,861,137	9,232,769
RVIDD	110,281	107,625
RVIMC	37,545	30,968
RVISC	47,484	45,896
RVLCG	1,709,522	1,798,047
RVLCV	376,578	638,963
RVLDD	4,239,193	3,946,667
RVMCG	810,525	738,725
RVMCV	216,072	210,275
RVSCG	411,669	506,875
RVSCV	342,578	286,841
RVSDL	35,062	32,541
RVWDL	11,458	13,985
GBF	58,652	65,903
GVDMA	1,451,003	110,354
GVDMC	24,504	773,316
GVIDA	64,954	168,483
GVIDC	242,996	262,770
GVIDM	81,329	1,517,919
HIBF	399,269	731,940
NVMM2	16,067,379	16,138,669
NVMMG1	59	4
SCF	215,299	103,476
SCF2	218	958
SCGF	349,940	238,713
SCGF2	2	-
SCVF	302,832	22,122
SCVF2	-	15
TRF	136,161	22,890

	$58,024,210	$57,554,543

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

(8) Financial Highlights

The Company offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life insurance policies as of December 31, 2021, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2021. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I (ACVIG)
2021	0.00%	58,870	$20.36	$1,198,703	1.07%	23.65%
2020	0.00%	14,751	16.47	242,909	1.98%	11.81%
2019	0.00%	11,534	14.73	169,874	2.05%	23.95%
2018	0.00%	14,174	11.88	168,421	1.11%	-6.87%
2017	0.00%	83,962	12.76	1,071,232	2.45%	20.49%
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II (ACVIG2)
2021	0.00%	73	48.08	3,510	0.82%	23.34%
2020	0.00%	79	38.98	3,080	1.72%	11.45%
2019	0.00%	86	34.98	3,008	1.82%	23.75%
2018	0.00%	95	28.27	2,685	1.64%	-7.19%
2017	0.00%	113	30.46	3,442	1.92%	20.30%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2021	0.00%	28,883	34.74	1,003,441	0.00%	23.16%
2020	0.00%	30,927	28.21	872,407	0.00%	49.85%
2019	0.00%	26,770	18.82	503,922	0.00%	34.58%
2018	0.00%	27,574	13.99	385,689	0.27%	0.76%
2017	0.00%	26,332	13.88	365,543	0.38%	32.22%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)
2021	0.00%	347	79.50	27,588	0.00%	22.99%
2020	0.00%	365	64.64	23,594	0.00%	49.55%
2019	0.00%	380	43.22	16,425	0.00%	34.46%
2018	0.00%	738	32.15	23,724	0.11%	0.60%
2017	0.00%	756	31.95	24,158	0.23%	32.00%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2021	0.00%	33,855	17.98	608,850	1.75%	24.51%
2020	0.00%	34,960	14.44	504,961	2.25%	0.98%
2019	0.00%	43,208	14.30	618,053	2.13%	27.03%
2018	0.00%	47,819	11.26	538,449	1.67%	-9.15%
2017	0.00%	48,224	12.39	597,700	1.61%	8.75%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)
2021	0.00%	524	45.80	24,001	1.59%	24.28%
2020	0.00%	544	36.86	20,049	2.19%	0.83%
2019	0.00%	561	36.55	20,505	2.00%	26.92%
2018	0.00%	902	28.80	25,976	1.52%	-9.28%
2017	0.00%	924	31.74	29,331	1.50%	8.58%
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2021	0.00%	14,189	77.21	1,095,476	0.03%	27.51%
2020	0.00%	19,023	60.55	1,151,819	0.08%	30.23%
2019	0.00%	25,871	46.49	1,202,805	0.24%	31.27%
2018	0.00%	25,815	35.42	914,268	0.44%	-6.64%
2017	0.00%	26,769	37.93	1,015,477	0.74%	21.59%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2021	0.00%	13,451	43.45	584,390	1.69%	24.60%
2020	0.00%	13,577	34.87	473,388	1.73%	6.44%
2019	0.00%	12,745	32.76	417,489	1.81%	27.11%
2018	0.00%	13,951	25.77	359,536	2.12%	-8.54%
2017	0.00%	14,366	28.18	404,787	1.30%	12.65%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2021	0.00%	15,750	77.42	1,219,346	0.00%	22.90%
2020	0.00%	10,623	62.99	669,163	0.03%	43.55%
2019	0.00%	8,201	43.88	359,875	0.05%	33.98%
2018	0.00%	8,691	32.75	284,661	0.04%	-0.43%
2017	0.00%	10,096	32.90	332,113	0.07%	34.81%
Rydex Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2021	0.00%	3,421	0.40	1,380	0.00%	-25.46%
2020	0.00%	5,711	0.54	3,091	0.52%	-38.00%
2019	0.00%	2,809	0.87	2,452	0.12%	-28.01%
2018	0.00%	344,729	1.21	418,030	0.00%	-2.77%
2017	0.00%	4,473	1.25	5,578	0.00%	-24.66%
Rydex Variable Trust - Biotechnology Fund (RBF)
2021	0.00%	3,318	64.93	215,452	0.00%	1.42%
2020	0.00%	4,578	64.02	293,101	0.00%	21.31%
2019	0.00%	4,553	52.78	240,291	0.00%	24.67%
2018	0.00%	4,838	42.33	204,807	0.00%	-9.44%
2017	0.00%	6,082	46.75	284,320	0.00%	29.44%
Rydex Variable Trust - Banking Fund (RBKF)
2021	0.00%	11,378	14.60	166,171	0.65%	33.49%
2020	0.00%	12,465	10.94	136,373	0.98%	-8.46%
2019	0.00%	13,853	11.95	165,570	0.74%	28.39%
2018	0.00%	7,138	9.31	66,447	0.47%	-19.19%
2017	0.00%	15,648	11.52	180,258	0.37%	12.48%
Rydex Variable Trust - Basic Materials Fund (RBMF)
2021	0.00%	9,959	46.10	459,140	0.72%	22.94%
2020	0.00%	3,369	37.50	126,342	1.19%	19.75%
2019	0.00%	3,780	31.32	118,374	0.00%	21.43%
2018	0.00%	5,009	25.79	129,175	0.56%	-17.45%
2017	0.00%	6,801	31.24	212,450	0.51%	21.43%
Rydex Variable Trust - Consumer Products Fund (RCPF)
2021	0.00%	2,236	48.97	109,488	0.86%	10.62%
2020	0.00%	2,215	44.27	98,049	0.78%	7.58%
2019	0.00%	3,643	41.15	149,905	0.77%	22.33%
2018	0.00%	3,706	33.64	124,661	0.74%	-12.12%
2017	0.00%	9,251	38.28	354,107	0.95%	11.53%
Rydex Variable Trust - Electronics Fund (RELF)
2021	0.00%	10,271	57.35	589,035	0.00%	38.25%
2020	0.00%	10,032	41.48	416,144	0.00%	55.96%
2019	0.00%	13,063	26.60	347,439	0.00%	59.28%
2018	0.00%	9,306	16.70	155,393	0.00%	-12.71%
2017	0.00%	13,732	19.13	262,675	0.00%	31.06%
Rydex Variable Trust - Energy Fund (RENF)
2021	0.00%	18,390	18.04	331,781	0.62%	50.46%
2020	0.00%	16,854	11.99	202,097	1.67%	-34.17%
2019	0.00%	7,502	18.22	136,658	0.18%	6.81%
2018	0.00%	8,447	17.05	144,060	0.50%	-25.48%
2017	0.00%	9,327	22.89	213,470	0.46%	-6.26%
Rydex Variable Trust - Energy Services Fund (RESF)
2021	0.00%	13,462	5.95	80,078	0.11%	17.50%
2020	0.00%	13,805	5.06	69,885	0.74%	-37.33%
2019	0.00%	8,786	8.08	70,975	0.00%	-0.07%
2018	0.00%	6,423	8.08	51,920	4.71%	-45.65%
2017	0.00%	6,396	14.87	95,128	0.00%	-18.64%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Financial Services Fund (RFSF)
2021	0.00%	4,430	26.33	116,661	0.37%	35.26%
2020	0.00%	4,188	19.47	81,537	0.64%	-0.11%
2019	0.00%	9,771	19.49	190,436	0.75%	28.08%
2018	0.00%	14,178	15.22	215,755	0.69%	-12.28%
2017	0.00%	17,547	17.35	304,396	0.46%	15.57%
Rydex Variable Trust - Health Care Fund (RHCF)
2021	0.00%	7,501	61.64	462,372	0.00%	18.84%
2020	0.00%	11,863	51.87	615,336	0.00%	18.68%
2019	0.00%	10,463	43.71	457,296	0.00%	22.57%
2018	0.00%	13,885	35.66	495,124	0.00%	1.25%
2017	0.00%	14,691	35.22	517,406	0.00%	22.86%
Rydex Variable Trust - Internet Fund (RINF)
2021	0.00%	4,064	79.99	325,100	0.00%	-4.66%
2020	0.00%	5,620	83.90	471,531	0.00%	60.21%
2019	0.00%	4,188	52.37	219,329	0.00%	25.46%
2018	0.00%	3,990	41.74	166,549	0.00%	-3.20%
2017	0.00%	6,451	43.12	278,178	0.00%	33.96%
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2021	0.00%	5,929	2.07	12,302	0.00%	0.97%
2020	0.00%	4,805	2.06	9,874	0.08%	-21.09%
2019	0.00%	89,194	2.60	232,281	0.00%	-13.29%
2018	0.00%	107,477	3.00	322,801	0.00%	3.79%
2017	0.00%	5,705	2.89	16,509	0.00%	-8.89%
Rydex Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2021	0.00%	17,494	19.74	345,371	0.24%	18.71%
2020	0.00%	17,584	16.63	292,425	1.90%	0.24%
2019	0.00%	20,521	16.59	340,460	1.09%	28.43%
2018	0.00%	21,378	12.92	276,168	0.36%	-18.97%
2017	0.00%	27,308	15.94	435,387	1.00%	28.60%
Rydex Variable Trust - Japan 2x Strategy Fund (RLCJ)
2021	0.00%	7,102	34.39	244,223	0.00%	-14.09%
2020	0.00%	7,204	40.03	288,370	1.06%	40.46%
2019	0.00%	7,297	28.50	207,952	1.46%	39.03%
2018	0.00%	8,401	20.50	172,205	0.00%	-22.95%
2017	0.00%	9,195	26.60	244,610	0.00%	50.30%
Rydex Variable Trust - Leisure Fund (RLF)
2021	0.00%	748	49.14	36,756	0.00%	0.92%
2020	0.00%	1,179	48.69	57,405	0.00%	21.01%
2019	0.00%	1,177	40.24	47,357	0.29%	29.28%
2018	0.00%	1,210	31.12	37,658	0.25%	-13.44%
2017	0.00%	16,451	35.95	591,461	0.17%	20.11%
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2021	0.00%	3,927	82.05	322,219	0.00%	35.25%
2020	0.00%	5,949	60.67	360,906	0.96%	10.69%
2019	0.00%	5,548	54.81	304,073	1.09%	36.11%
2018	0.00%	5,756	40.27	231,780	0.27%	-19.40%
2017	0.00%	5,955	49.96	297,497	0.00%	22.44%
Rydex Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2021	0.00%	9,488	58.71	557,037	0.06%	19.00%
2020	0.00%	13,224	49.34	652,421	0.00%	20.04%
2019	0.00%	13,686	41.10	562,485	0.00%	35.37%
2018	0.00%	14,308	30.36	434,415	0.00%	-19.57%
2017	0.00%	15,196	37.75	573,615	0.00%	20.01%
Rydex Variable Trust - Nova Fund (RNF)
2021	0.00%	6,217	86.52	537,883	0.34%	42.18%
2020	0.00%	8,505	60.85	517,524	0.84%	20.03%
2019	0.00%	9,154	50.69	464,061	1.15%	45.04%
2018	0.00%	10,445	34.95	365,073	0.17%	-10.32%
2017	0.00%	11,148	38.97	434,486	0.06%	31.78%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - NASDAQ-100(R) Fund (ROF)
2021	0.00%	26,396	106.83	2,819,978	0.00%	25.54%
2020	0.00%	28,829	85.10	2,453,276	0.32%	44.96%
2019	0.00%	17,169	58.70	1,007,898	0.11%	36.86%
2018	0.00%	19,888	42.89	853,067	0.00%	-1.81%
2017	0.00%	20,261	43.68	885,071	0.00%	31.12%
Rydex Variable Trust - Precious Metals Fund (RPMF)
2021	0.00%	40,543	14.62	592,834	4.07%	-9.19%
2020	0.00%	23,385	16.10	376,563	5.02%	34.30%
2019	0.00%	69,370	11.99	831,772	0.00%	52.20%
2018	0.00%	43,948	7.88	346,234	5.58%	-16.61%
2017	0.00%	32,226	9.45	304,439	4.54%	7.08%
Rydex Variable Trust - Real Estate Fund (RREF)
2021	0.00%	26,954	37.70	1,016,043	0.65%	34.07%
2020	0.00%	17,627	28.12	495,594	3.07%	-5.82%
2019	0.00%	16,085	29.85	480,170	1.92%	24.43%
2018	0.00%	17,237	23.99	413,523	1.08%	-7.33%
2017	0.00%	15,790	25.89	408,769	2.63%	6.65%
Rydex Variable Trust - Retailing Fund (RRF)
2021	0.00%	2,839	53.34	151,440	0.00%	11.75%
2020	0.00%	3,056	47.73	145,876	0.00%	43.67%
2019	0.00%	3,437	33.23	114,195	0.00%	24.48%
2018	0.00%	4,264	26.69	113,816	0.01%	-3.23%
2017	0.00%	19,443	27.58	536,302	0.00%	12.82%
Guggenheim Variable Fund - Long Short Equity Fund (RSRF)
2021	0.00%	5,037	25.14	126,645	0.63%	23.80%
2020	0.00%	4,800	20.31	97,486	0.85%	4.93%
2019	0.00%	4,683	19.36	90,644	0.54%	5.54%
2018	0.00%	5,689	18.34	104,337	0.00%	-12.94%
2017	0.00%	15,714	21.06	331,015	0.33%	14.85%
Rydex Variable Trust - Technology Fund (RTEC)
2021	0.00%	7,627	68.82	524,894	0.00%	20.50%
2020	0.00%	12,731	57.11	727,094	0.00%	49.25%
2019	0.00%	15,337	38.27	586,896	0.00%	39.75%
2018	0.00%	11,381	27.38	311,647	0.00%	-1.49%
2017	0.00%	13,294	27.80	369,549	0.00%	32.63%
Rydex Variable Trust - Telecommunications Fund (RTEL)
2021	0.00%	3,806	21.27	80,972	0.65%	8.98%
2020	0.00%	6,232	19.52	121,656	0.89%	9.49%
2019	0.00%	16,630	17.83	296,487	0.00%	13.21%
2018	0.00%	6,216	15.75	97,889	0.70%	-5.29%
2017	0.00%	4,157	16.63	69,124	1.72%	5.85%
Rydex Variable Trust - S&P 500 2x Strategy Fund (RTF)
2021	0.00%	7,180	119.43	857,473	0.00%	58.29%
2020	0.00%	7,229	75.45	545,417	0.59%	18.10%
2019	0.00%	7,637	63.88	487,889	0.00%	62.52%
2018	0.00%	7,650	39.31	300,721	0.06%	-15.40%
2017	0.00%	6,898	46.47	320,534	0.00%	43.49%
Rydex Variable Trust - Transportation Fund (RTRF)
2021	0.00%	1,752	59.62	104,459	0.00%	22.17%
2020	0.00%	1,905	48.80	92,967	0.15%	40.62%
2019	0.00%	1,999	34.70	69,372	0.00%	22.24%
2018	0.00%	2,556	28.39	72,562	0.00%	-20.05%
2017	0.00%	3,682	35.51	130,743	0.31%	22.02%
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2021	0.00%	4,459	0.95	4,253	0.00%	-24.44%
2020	0.00%	2,027	1.26	2,559	0.16%	-25.02%
2019	0.00%	742	1.68	1,249	1.15%	-22.91%
2018	0.00%	5,679	2.18	12,402	0.00%	3.97%
2017	0.00%	836	2.10	1,756	0.00%	-17.35%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2021	0.00%	30,162	29.17	879,850	0.36%	-7.49%
2020	0.00%	29,609	31.53	933,687	0.12%	21.95%
2019	0.00%	36,262	25.86	937,642	1.21%	16.76%
2018	0.00%	24,847	22.14	550,236	1.59%	-5.32%
2017	0.00%	21,014	23.39	491,526	1.16%	9.63%
Rydex Variable Trust - Utilities Fund (RUTL)
2021	0.00%	4,803	43.47	208,769	1.74%	14.52%
2020	0.00%	4,605	37.96	174,783	1.69%	-5.13%
2019	0.00%	8,821	40.01	352,911	0.21%	19.01%
2018	0.00%	9,065	33.62	304,729	1.75%	3.78%
2017	0.00%	13,485	32.39	436,785	1.97%	11.02%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2021	0.00%	15,147	12.20	184,814	0.00%	8.10%
2020	0.00%	13,555	11.29	152,990	3.18%	7.39%
2019	0.00%	13,716	10.51	144,157	2.38%	5.01%
2018	0.00%	13,174	10.01	131,850	0.00%	-5.07%
2017	0.00%	27,251	10.54	287,318	0.00%	3.67%
Rydex Variable Trust - Commodities Strategy Fund (RVCMD)
2021	0.00%	157,072	2.92	457,929	0.00%	39.54%
2020	0.00%	9,628	2.09	20,115	0.75%	-22.72%
2019	0.00%	9,010	2.70	24,359	1.29%	15.25%
2018	0.00%	8,152	2.35	19,123	3.01%	-15.12%
2017	0.00%	8,623	2.76	23,831	0.00%	4.43%
Rydex Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2021	0.00%	8,248	449.56	3,707,952	0.00%	53.45%
2020	0.00%	10,444	292.97	3,059,765	0.25%	86.87%
2019	0.00%	15,960	156.78	2,502,220	0.18%	80.50%
2018	0.00%	11,143	86.86	967,859	0.00%	-9.31%
2017	0.00%	19,012	95.77	1,820,814	0.00%	69.49%
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2021	0.00%	943	0.09	84	0.00%	-35.33%
2020	0.00%	1,008	0.14	138	0.02%	-45.76%
2019	0.00%	39,102	0.25	9,881	0.00%	-36.10%
2018	0.00%	118,296	0.40	46,780	0.00%	1.44%
2017	0.00%	65,467	0.39	25,522	0.00%	-38.95%
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2021	0.00%	13,771	0.85	11,650	0.00%	-23.23%
2020	0.00%	8,282	1.10	9,126	0.70%	-24.89%
2019	0.00%	8,487	1.47	12,452	0.55%	-20.31%
2018	0.00%	2,307	1.84	4,247	0.00%	10.90%
2017	0.00%	1,107	1.66	1,838	0.00%	-13.55%
Rydex Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2021	0.00%	691	0.76	528	0.00%	-18.48%
2020	0.00%	1,080	0.94	1,012	0.12%	-30.81%
2019	0.00%	1,019	1.35	1,381	0.23%	-20.62%
2018	0.00%	1,216	1.71	2,075	0.00%	11.13%
2017	0.00%	4,704	1.54	7,224	0.00%	-13.49%
Rydex Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2021	0.00%	28,352	57.94	1,642,624	0.00%	27.59%
2020	0.00%	32,553	45.41	1,478,221	0.00%	27.32%
2019	0.00%	32,737	35.66	1,167,547	0.00%	26.60%
2018	0.00%	59,173	28.17	1,666,966	0.00%	-5.63%
2017	0.00%	38,776	29.85	1,157,562	0.00%	24.39%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Rydex Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2021	0.00%	19,643	36.25	712,123	0.64%	32.32%
2020	0.00%	29,214	27.40	800,439	1.88%	-10.56%
2019	0.00%	34,784	30.63	1,065,593	0.80%	23.27%
2018	0.00%	33,636	24.85	835,908	0.86%	-13.32%
2017	0.00%	36,097	28.67	1,034,872	0.75%	15.86%
Rydex Variable Trust - Dow 2x Strategy Fund (RVLDD)
2021	0.00%	11,880	84.00	997,935	0.00%	40.60%
2020	0.00%	8,120	59.75	485,130	0.66%	1.73%
2019	0.00%	8,753	58.73	514,044	0.62%	47.47%
2018	0.00%	10,233	39.82	407,517	0.17%	-14.23%
2017	0.00%	7,597	46.43	352,727	0.06%	58.51%
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2021	0.00%	18,382	48.60	893,299	0.00%	12.21%
2020	0.00%	18,800	43.31	814,179	0.00%	30.47%
2019	0.00%	20,333	33.19	674,947	0.00%	15.41%
2018	0.00%	22,994	28.76	661,352	0.00%	-14.83%
2017	0.00%	27,913	33.77	942,592	0.00%	18.76%
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2021	0.00%	9,357	41.37	387,089	0.08%	31.25%
2020	0.00%	9,654	31.52	304,284	0.40%	7.42%
2019	0.00%	14,199	29.34	416,638	0.00%	22.46%
2018	0.00%	12,851	23.96	307,929	0.00%	-18.98%
2017	0.00%	16,623	29.57	491,609	0.00%	13.15%
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2021	0.00%	7,151	45.82	327,643	0.00%	19.16%
2020	0.00%	9,523	38.45	366,164	0.00%	15.76%
2019	0.00%	11,991	33.22	398,300	0.00%	12.57%
2018	0.00%	10,769	29.51	317,755	0.00%	-9.03%
2017	0.00%	17,177	32.43	557,132	0.00%	16.08%
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2021	0.00%	12,156	30.85	374,953	0.00%	43.41%
2020	0.00%	10,895	21.51	234,334	0.00%	-5.97%
2019	0.00%	15,793	22.87	361,243	0.27%	20.68%
2018	0.00%	9,049	18.95	171,518	0.00%	-20.58%
2017	0.00%	11,626	23.87	277,458	0.00%	-0.28%
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2021	0.00%	2,003	8.90	17,826	0.00%	11.10%
2020	0.00%	1,656	8.01	13,266	0.77%	-14.03%
2019	0.00%	1,556	9.32	14,500	0.80%	4.61%
2018	0.00%	2,246	8.91	20,007	0.00%	11.82%
2017	0.00%	1,363	7.97	10,858	0.00%	-17.65%
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2020	0.00%	427	6.73	2,874	0.44%	9.69%
2019	0.00%	400	6.14	2,454	0.89%	-4.85%
2018	0.00%	366	6.45	2,360	0.00%	-11.63%
2017	0.00%	406	7.30	2,962	0.00%	19.31%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2021	0.00%	28,079	17.71	497,418	1.62%	-2.08%
2020	0.00%	28,966	18.09	524,035	1.18%	6.08%
2019	0.00%	39,195	17.05	668,435	2.46%	6.27%
2018	0.00%	30,534	16.05	490,006	2.10%	-0.05%
2017	0.00%	33,732	16.06	541,587	1.94%	2.08%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2021	0.00%	73,274	35.86	2,627,447	0.21%	13.63%
2020	0.00%	36,033	31.56	1,137,118	0.23%	12.33%
2019	0.00%	37,865	28.09	1,063,785	2.09%	21.83%
2018	0.00%	41,804	23.06	964,023	1.62%	-7.73%
2017	0.00%	43,275	24.99	1,081,502	1.51%	16.68%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2021	0.00%	11,077	25.16	278,658	0.26%	6.71%
2020	0.00%	42,056	23.58	991,472	0.09%	8.55%
2019	0.00%	67,401	21.72	1,463,795	5.12%	13.48%
2018	0.00%	12,583	19.14	240,806	1.93%	-3.73%
2017	0.00%	13,095	19.88	260,318	1.90%	9.21%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2021	0.00%	30,106	38.85	1,169,664	0.13%	15.50%
2020	0.00%	33,469	33.64	1,125,792	0.23%	12.82%
2019	0.00%	31,461	29.82	938,030	2.09%	23.73%
2018	0.00%	30,112	24.10	725,610	1.52%	-8.85%
2017	0.00%	29,770	26.44	787,055	1.55%	18.43%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2021	0.00%	38,977	20.10	783,500	0.24%	2.75%
2020	0.00%	40,395	19.56	790,267	0.05%	6.71%
2019	0.00%	68,703	18.33	1,259,497	2.52%	9.53%
2018	0.00%	22,694	16.74	379,829	2.06%	-1.80%
2017	0.00%	14,604	17.04	248,915	2.09%	5.68%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2021	0.00%	40,015	30.26	1,210,783	0.12%	10.31%
2020	0.00%	89,320	27.43	2,449,981	0.13%	10.34%
2019	0.00%	62,441	24.86	1,552,153	2.48%	17.74%
2018	0.00%	52,909	21.11	1,117,000	1.84%	-5.68%
2017	0.00%	63,378	22.38	1,418,586	1.78%	12.93%
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I (HIBF)
2021	0.00%	37,015	14.60	540,507	3.25%	4.96%
2020	0.00%	62,197	13.91	865,267	4.90%	6.02%
2019	0.00%	121,212	13.12	1,590,586	6.57%	14.74%
2018	0.00%	39,202	11.44	448,337	5.12%	-3.00%
2017	0.00%	86,864	11.79	1,024,141	4.74%	6.76%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II (NVMM2)
2021	0.00%	477,212	10.31	4,919,801	0.00%	0.00%
2020	0.00%	484,127	10.31	4,991,091	0.12%	0.18%
2019	0.00%	305,193	10.29	3,140,632	1.48%	1.53%
2018	0.00%	1,194,927	10.14	12,111,543	1.13%	1.14%
2017	0.00%	975,540	10.02	9,776,684	0.21%	0.22%
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I (NVMMG1)
2021	0.00%	6	66.65	400	0.12%	-4.70%
2020	0.00%	6	69.94	420	0.00%	60.90%
2019	0.00%	6	43.47	261	0.00%	37.25%
2018	0.00%	6	31.67	190	0.00%	-6.85%
2017	0.00%	7	34.00	238	0.00%	27.74%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2021	0.00%	16,911	25.42	429,866	0.00%	30.84%
2020	0.00%	11,386	19.43	221,212	0.02%	22.69%
2019	0.00%	9,497	15.84	150,390	0.08%	25.65%
2018	0.00%	8,004	12.60	100,875	0.02%	-12.63%
2017	0.00%	6,959	14.43	100,387	0.00%	13.49%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2021	0.00%	331	62.65	20,739	0.00%	30.51%
2020	0.00%	349	48.01	16,755	0.02%	22.36%
2019	0.00%	363	39.24	14,243	0.00%	25.35%
2018	0.00%	705	31.30	22,067	0.00%	-12.83%
2017	0.00%	723	35.91	25,962	0.00%	13.20%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2021	0.00%	15,891	29.49	468,605	0.00%	10.31%
2020	0.00%	13,555	26.73	362,367	0.00%	40.89%
2019	0.00%	12,816	18.97	243,182	0.00%	35.71%
2018	0.00%	18,695	13.98	261,388	0.00%	-7.94%
2017	0.00%	19,787	15.19	300,514	0.00%	24.92%

NATIONWIDE VLI SEPARATE ACCOUNT-6 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2021

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2021	0.00%	23,272	19.20	446,934	0.00%	32.04%
2020	0.00%	7,304	14.54	106,234	0.08%	5.15%
2019	0.00%	7,574	13.83	104,763	1.13%	19.00%
2018	0.00%	5,957	11.62	69,241	0.72%	-16.95%
2017	0.00%	5,617	14.00	78,616	0.22%	9.06%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2021	0.00%	38	47.76	1,815	0.00%	31.58%
2020	0.00%	39	36.30	1,416	0.00%	4.95%
2019	0.00%	39	34.58	1,349	0.89%	18.69%
2018	0.00%	40	29.14	1,165	0.46%	-17.12%
2017	0.00%	41	35.16	1,441	0.29%	8.75%
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (TRF)
2021	0.00%	22,591	25.90	585,088	0.83%	21.88%
2020	0.00%	18,920	21.25	402,039	0.94%	10.35%
2019	0.00%	52,093	19.26	1,003,079	1.83%	29.31%
2018	0.00%	6,888	14.89	102,572	1.01%	0.00%
2017	0.00%	9,215	14.89	137,228	1.55%	20.52%

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.